Basis of Presentation and Summary of Significant Accounting Policies (Details 2) (USD $)	1 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended						1 Months Ended	12 Months Ended							0 Months Ended		0 Months Ended	1 Months Ended				0 Months Ended			1 Months Ended
	Feb. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Transaction agreement	Jul. 30, 2013 Merger transaction	Feb. 12, 2013 SVH	Dec. 31, 2012 SVH	Feb. 12, 2013 SVH GECC Note	Dec. 31, 2013 SVH GECC Note	Feb. 28, 2013 SVH GECC Note	Sep. 30, 2013 SVH Transaction agreement	Feb. 12, 2013 SVO	Dec. 31, 2012 SVO	Feb. 28, 2013 LIN Television	Dec. 31, 2013 LIN Television	Dec. 31, 2012 LIN Television	Dec. 31, 2011 LIN Television	Sep. 30, 2013 LIN Television Merger transaction	Jul. 30, 2013 LIN Television Merger transaction	Dec. 31, 2013 LIN Television SVH	Dec. 31, 2012 LIN Television SVH	Feb. 12, 2013 LIN Television SVH GECC Note	Dec. 31, 2013 LIN Television SVH GECC Note	Feb. 12, 2013 LIN Television SVH Transaction agreement	Feb. 28, 2013 LIN Television SVH Transaction agreement	Sep. 30, 2013 LIN Television SVH Transaction agreement	Dec. 31, 2012 LIN Television SVH Transaction agreement	Dec. 31, 2012 LIN Television SVO	Feb. 12, 2013 LIN Texas SVH Transaction agreement	Dec. 31, 2013 NBCUniversal SVH	Feb. 12, 2013 NBCUniversal SVH	Feb. 28, 2013 Senior Secured Credit Facility SVH Transaction agreement	Feb. 28, 2013 Incremental term loans, net of discount Senior Secured Credit Facility SVH Transaction agreement	Feb. 28, 2013 Incremental term loans, net of discount Senior Secured Credit Facility LIN Television SVH Transaction agreement
Basis of presentation and summary of significant accounting policies
Ownership percentage held by SVH							20.38%	20.38%					99.75%	99.75%							20.38%	20.38%							99.75%	20.38%
Equity interest held by NBCUniversal (as a percent)																															79.62%	79.62%
Debt financing provided by GECC										$ 815,500,000														$ 815,500,000
Capital contribution in exchange of equity interest sold		100,000,000	0	0					100,000,000							100,000,000	0	0					100,000,000
Ownership interest sold (as a percent)																									20.38%					20.38%
Short Term Deferred Liabilities Reclassified to Income Taxes Payable upon Consummation of Transaction					162,800,000							162,800,000															162,800,000
Proceeds from sale of equity interest																							1.00		1.00					1.00
Accrued liability to secure the release of the guarantee and the related income tax consequences		0	100,000,000								100,000,000					0	100,000,000											100,000,000
Additional borrowings	60,000,000																																	60,000,000	60,000,000
Amount of cash on hand and borrowings under the revolving credit facility utilized to fund the payment	40,000,000														40,000,000											40,000,000							40,000,000
Tax saving due to setting offsetting of realized capital loss and net operating losses with the capital gain			131,500,000			131,500,000														131,500,000
Ownership interest (as a percent)		100.00%														100.00%
Capital loss resulting from difference between tax basis and fair value of subsidiary stock		343,000,000				343,000,000										343,000,000
Amount of cash on hand and borrowings under the revolving credit facility utilized to fund the payment			$ 162,800,000			$ 31,300,000											$ 162,800,000		$ 31,300,000